UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23145

Global Income Builder Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2020

Date of Reporting Period

Item 1.	Reports to Stockholders

Global Income Builder Portfolio

October 31, 2020

Portfolio of Investments

Common Stocks — 55.7%
Security	Shares	Value

Banks — 3.1%

Banco Santander S.A.(1)	391,463	$783,926

Bank of New York Mellon Corp. (The)	72,887	2,504,397

Citigroup, Inc.	45,570	1,887,509

HDFC Bank, Ltd.(1)	61,276	977,623

ING Groep NV(1)	163,228	1,118,066

KeyCorp.	63,315	821,829

		$8,093,350

Beverages — 0.6%

Diageo PLC	48,230	$1,558,690

		$1,558,690

Biotechnology — 0.5%

CSL, Ltd.	6,209	$1,257,057

		$1,257,057

Building Products — 0.5%

Assa Abloy AB, Class B	63,039	$1,351,081

		$1,351,081

Chemicals — 0.4%

Sika AG	4,703	$1,156,960

		$1,156,960

Construction & Engineering — 0.1%

Abengoa S.A., Class A(1)(2)	36,194	$0

Abengoa S.A., Class B(1)(2)	374,261	0

Bouygues S.A.	6,045	198,236

		$198,236

Construction Materials — 0.6%

CRH PLC	42,069	$1,472,069

		$1,472,069

Consumer Finance — 0.5%

Capital One Financial Corp.	12,322	$900,492

OneMain Holdings, Inc.	14,474	504,998

		$1,405,490

Diversified Financial Services — 1.4%

Berkshire Hathaway, Inc., Class B(1)	9,756	$1,969,736

ORIX Corp.	136,389	1,595,102

		$3,564,838

Security	Shares	Value

Diversified Telecommunication Services — 0.3%

Telenor ASA	54,977	$849,520

		$849,520

Electric Utilities — 1.1%

Iberdrola S.A.	115,523	$1,364,047

NextEra Energy, Inc.	21,076	1,542,974

		$2,907,021

Electrical Equipment — 1.6%

AMETEK, Inc.	22,692	$2,228,354

Schneider Electric SE	15,364	1,866,825

		$4,095,179

Electronic Equipment, Instruments & Components — 2.6%

CDW Corp.	9,664	$1,184,807

Halma PLC	35,771	1,097,726

Keyence Corp.	5,425	2,461,987

Murata Manufacturing Co., Ltd.	13,878	973,245

Zebra Technologies Corp., Class A(1)	4,394	1,246,314

		$6,964,079

Entertainment — 1.2%

Nintendo Co., Ltd.	2,060	$1,113,819

Walt Disney Co. (The)	16,531	2,004,384

		$3,118,203

Equity Real Estate Investment Trusts (REITs) — 0.8%

American Tower Corp.	5,223	$1,199,462

Equity Residential	21,709	1,019,889

		$2,219,351

Food Products — 2.1%

Mondelez International, Inc., Class A	50,947	$2,706,305

Nestle S.A.	23,998	2,699,244

		$5,405,549

Health Care Equipment & Supplies — 3.0%

Alcon, Inc.(1)	21,480	$1,221,205

Baxter International, Inc.	11,538	895,002

Boston Scientific Corp.(1)	59,152	2,027,139

Intuitive Surgical, Inc.(1)	3,410	2,274,743

Straumann Holding AG	1,398	1,459,306

		$7,877,395

20	See Notes to Financial Statements.

Global Income Builder Portfolio

October 31, 2020

Portfolio of Investments — continued

Security	Shares	Value

Health Care Providers & Services — 0.5%

Anthem, Inc.	4,808	$1,311,622

		$1,311,622

Hotels, Restaurants & Leisure — 0.6%

Compass Group PLC	124,574	$1,705,136

		$1,705,136

Industrial Conglomerates — 0.6%

DCC PLC	23,770	$1,544,621

		$1,544,621

Insurance — 1.5%

AIA Group, Ltd.	179,532	$1,708,637

Aviva PLC	285,154	951,152

AXA S.A.	73,259	1,176,488

		$3,836,277

Interactive Media & Services — 4.3%

Alphabet, Inc., Class C(1)	4,149	$6,725,571

Facebook, Inc., Class A(1)	11,768	3,096,278

Tencent Holdings, Ltd.	20,405	1,559,056

		$11,380,905

Internet & Direct Marketing Retail — 2.5%

Amazon.com, Inc.(1)(3)	2,197	$6,670,421

		$6,670,421

IT Services — 1.8%

Amadeus IT Group S.A.	35,999	$1,715,214

Global Payments, Inc.	5,469	862,680

Visa, Inc., Class A	12,183	2,213,773

		$4,791,667

Leisure Products — 0.7%

Yamaha Corp.	37,260	$1,766,317

		$1,766,317

Life Sciences Tools & Services — 0.4%

Lonza Group AG	1,674	$1,014,293

		$1,014,293

Security	Shares	Value

Machinery — 2.4%

Ingersoll Rand, Inc.(1)	45,293	$1,582,537

Sandvik AB(1)	85,394	1,522,156

SMC Corp.	2,521	1,340,933

Stanley Black & Decker, Inc.	9,249	1,537,184

Wartsila OYJ Abp	29,919	237,761

		$6,220,571

Media — 0.1%

Clear Channel Outdoor Holdings, Inc.(1)	3,408	$3,047

iHeartMedia, Inc., Class A(1)	715	5,877

Publicis Groupe S.A.	7,368	255,981

		$264,905

Metals & Mining — 0.7%

Rio Tinto, Ltd.	30,115	$1,959,097

		$1,959,097

Mortgage Real Estate Investment Trusts (REITs) — 0.3%

AGNC Investment Corp.	55,281	$772,276

		$772,276

Multi-Utilities — 0.3%

CMS Energy Corp.	14,242	$901,946

		$901,946

Oil, Gas & Consumable Fuels — 1.4%

Chevron Corp.	15,778	$1,096,571

EOG Resources, Inc.	35,537	1,216,787

EP Energy Corp.(1)	1,639	47,531

OMV AG	17,646	407,912

Phillips 66	17,223	803,625

		$3,572,426

Personal Products — 1.0%

Unilever PLC	44,680	$2,546,260

		$2,546,260

Pharmaceuticals — 3.6%

Eli Lilly & Co.	9,617	$1,254,634

Novo Nordisk A/S, Class B	22,740	1,450,031

Roche Holding AG PC	6,729	2,162,239

Sanofi	24,659	2,226,543

Zoetis, Inc.	14,995	2,377,457

		$9,470,904

21	See Notes to Financial Statements.

Global Income Builder Portfolio

October 31, 2020

Portfolio of Investments — continued

Security	Shares	Value

Professional Services — 1.8%

Recruit Holdings Co., Ltd.	53,331	$2,029,279

RELX PLC	89,790	1,776,756

Verisk Analytics, Inc.	5,561	989,691

		$4,795,726

Semiconductors & Semiconductor Equipment — 2.7%

ASML Holding NV	5,700	$2,062,276

Infineon Technologies AG	60,135	1,674,229

Micron Technology, Inc.(1)	24,521	1,234,387

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	25,827	2,166,111

		$7,137,003

Software — 3.1%

Dassault Systemes SE	7,190	$1,225,969

Intuit, Inc.	3,364	1,058,584

Microsoft Corp.	29,606	5,994,327

		$8,278,880

Specialty Retail — 1.4%

Lowe’s Cos., Inc.	11,584	$1,831,430

TJX Cos., Inc. (The)	36,413	1,849,781

		$3,681,211

Technology Hardware, Storage & Peripherals — 1.7%

Apple, Inc.	40,392	$4,397,073

		$4,397,073

Textiles, Apparel & Luxury Goods — 1.8%

adidas AG(1)	9,158	$2,720,886

LVMH Moet Hennessy Louis Vuitton SE	4,578	2,145,927

		$4,866,813

Transportation — 0.1%

Kuehne & Nagel International AG	1,209	$241,634

		$241,634

Total Common Stocks (identified cost $123,826,536)		$146,622,052

Preferred Stocks — 1.3%
Security	Shares	Value

Banks — 0.2%

Farm Credit Bank of Texas, 6.75% to 9/15/23(4)(5)	1,115	$120,420

Huntington Bancshares, Inc., Series D, 6.25%	3,450	88,389

Security	Shares	Value

Banks (continued)

Wells Fargo & Co., Series AA, 4.70%	5,800	$143,260

Wells Fargo & Co., Series Z, 4.75%	4,762	118,955

		$471,024

Capital Markets — 0.0%(6)

Affiliated Managers Group, Inc., 4.75%	2,250	$58,455

		$58,455

Electric Utilities — 0.1%

SCE Trust III, Series H, 5.75% to 3/15/24(5)	15,000	$331,500

		$331,500

Equity Real Estate Investment Trusts (REITs) — 0.1%

SITE Centers Corp., Series A, 6.375%(1)	10,450	$254,980

SITE Centers Corp., Series K, 6.25%(1)	1,950	46,781

		$301,761

Food Products — 0.2%

Dairy Farmers of America, Inc., 7.875%(4)	4,700	$423,000

Ocean Spray Cranberries, Inc., 6.25%(4)	540	44,415

		$467,415

Independent Power and Renewable Electricity Producers — 0.0%(6)

Algonquin Power & Utilities Corp., Series 19-A, 6.20% to 7/1/24(5)	3,175	$85,288

		$85,288

Insurance — 0.2%

American Equity Investment Life Holding Co., Series B, 6.625% to 9/1/25(5)	7,517	$195,893

Athene Holding, Ltd., Series C, 6.375% to 6/30/25(5)	10,000	269,000

		$464,893

Oil, Gas & Consumable Fuels — 0.2%

NuStar Energy, L.P., Series B, 7.625% to 6/15/22(5)	23,750	$393,062

		$393,062

Pipelines — 0.1%

Energy Transfer Operating, L.P., Series C, 7.375% to 5/15/23(5)	3,000	$54,870

Energy Transfer Operating, L.P., Series E, 7.60% to 5/15/24(5)	2,970	57,767

		$112,637

22	See Notes to Financial Statements.

Global Income Builder Portfolio

October 31, 2020

Portfolio of Investments — continued

Security		Shares	Value

Real Estate Management & Development — 0.1%

Brookfield Property Partners, L.P., Series A, 5.75%		6,545	$126,973

Brookfield Property Partners, L.P., Series A2, 6.375%		8,191	165,458

			$292,431

Trading Companies & Distributors — 0.1%

WESCO International, Inc., Series A, 10.625% to 6/22/25(5)		10,788	$312,636

			$312,636

Total Preferred Stocks (identified cost $3,650,378)			$3,291,102

Corporate Bonds & Notes — 39.3%
Security		Principal Amount* (000’s omitted)	Value

Aerospace & Defense — 0.9%

BWX Technologies, Inc., 5.375%, 7/15/26(4)		215	$223,641

Howmet Aerospace, Inc., 6.875%, 5/1/25		294	327,443

Moog, Inc., 4.25%, 12/15/27(4)		170	174,675

Rolls-Royce PLC, 5.75%, 10/15/27(7)	GBP	161	209,273

Rolls-Royce PLC, 5.75%, 10/15/27(4)		292	296,015

Spirit AeroSystems, Inc., 7.50%, 4/15/25(4)		131	132,377

TransDigm UK Holdings PLC, 6.875%, 5/15/26		200	199,625

TransDigm, Inc., 5.50%, 11/15/27		106	103,546

TransDigm, Inc., 6.25%, 3/15/26(4)		419	437,333

TransDigm, Inc., 6.50%, 5/15/25		30	30,056

TransDigm, Inc., 7.50%, 3/15/27		327	338,180

			$2,472,164

Airlines — 0.3%

Delta Air Lines, Inc., 7.375%, 1/15/26		115	$118,983

Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.50%, 10/20/25(4)		110	111,730

Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(4)		110	112,505

Mileage Plus Holdings, LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.50%, 6/20/27(4)		401	418,293

			$761,511

Auto Components — 0.4%

Clarios Global, L.P., 6.75%, 5/15/25(4)		81	$85,793

Clarios Global, L.P./Clarios US Finance Co., 4.375%, 5/15/26(7)	EUR	181	212,129

Clarios Global, L.P./Clarios US Finance Co., 8.50%, 5/15/27(4)		765	799,272

			$1,097,194

Security		Principal Amount* (000’s omitted)	Value

Automobiles — 1.2%

FCE Bank PLC, 1.134%, 2/10/22(7)	EUR	140	$160,654

FCE Bank PLC, 1.875%, 6/24/21(7)	EUR	205	237,629

Fiat Chrysler Automobiles N.V., 4.50%, 7/7/28(7)	EUR	182	246,623

Ford Motor Co., 4.75%, 1/15/43		197	182,841

Ford Motor Co., 8.50%, 4/21/23		202	223,280

Ford Motor Co., 9.625%, 4/22/30		208	279,574

Ford Motor Credit Co., LLC, 3.087%, 1/9/23		231	229,123

Ford Motor Credit Co., LLC, 3.37%, 11/17/23		253	251,102

Ford Motor Credit Co., LLC, 3.815%, 11/2/27		327	316,577

Ford Motor Credit Co., LLC, 4.125%, 8/17/27		555	547,369

Ford Motor Credit Co., LLC, 5.125%, 6/16/25		200	208,708

General Motors Financial Co., Inc., Series C, 5.70% to 9/30/30(5)(8)		85	88,187

Jaguar Land Rover Automotive PLC, 6.875%, 11/15/26(7)	EUR	100	106,014

Navistar International Corp., 9.50%, 5/1/25(4)		99	109,890

			$3,187,571

Banks — 2.0%

Banco Mercantil del Norte S.A./Grand Cayman, 7.625% to 1/10/28(4)(5)(8)		200	$200,000

Bank of New York Mellon Corp. (The), Series G, 4.70% to 9/20/25(5)(8)		62	66,495

Barclays PLC, 7.875% to 3/15/22(5)(7)(8)		242	250,301

CIT Group, Inc., 6.125%, 3/9/28		105	127,949

Citigroup, Inc., 5.95% to 1/30/23(5)(8)		125	129,747

Citigroup, Inc., Series M, 6.30% to 5/15/24(5)(8)		200	207,750

Comerica, Inc., 5.625% to 7/1/25(5)(8)		125	134,106

Credit Suisse Group AG, 7.50% to 7/17/23(4)(5)(8)		208	221,002

Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(4)(5)(8)		220	220,179

Freedom Mortgage Corp., 7.625%, 5/1/26(4)		20	19,875

Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(5)(8)		125	140,156

JPMorgan Chase & Co., 4.60% to 2/1/25(5)(8)		298	294,201

JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(5)(8)		215	235,141

JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(5)(8)		329	346,298

Lloyds Banking Group PLC, 7.50% to 9/27/25(5)(8)		400	431,342

Natwest Group PLC, 8.00% to 8/10/25(5)(8)		389	436,303

Regions Financial Corp., Series D, 5.75% to 6/15/25(5)(8)		63	67,646

Truist Financial Corp., Series P, 4.95% to 9/1/25(5)(8)		62	65,875

Truist Financial Corp., Series Q, 5.10% to 3/1/30(5)(8)		77	84,454

Vivion Investments S.a.r.l., 3.00%, 8/8/24(7)	EUR	1,200	1,243,637

Zions Bancorp NA, 5.80% to 6/15/23(5)(8)		268	259,421

			$5,181,878

23	See Notes to Financial Statements.

Global Income Builder Portfolio

October 31, 2020

Portfolio of Investments — continued

Security		Principal Amount* (000’s omitted)	Value

Beverages — 0.2%

Primo Water Corp., 3.875%, 10/31/28(7)	EUR	386	$445,028

			$445,028

Biotechnology — 0.1%

Emergent BioSolutions, Inc., 3.875%, 8/15/28(4)		185	$186,272

			$186,272

Building Products — 1.2%

Boise Cascade Co., 4.875%, 7/1/30(4)		116	$124,213

Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 4.875%, 2/15/30(4)		121	115,139

Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 6.25%, 9/15/27(4)		63	64,674

Builders FirstSource, Inc., 5.00%, 3/1/30(4)		90	95,063

Builders FirstSource, Inc., 6.75%, 6/1/27(4)		150	161,063

Cornerstone Building Brands, Inc., 6.125%, 1/15/29(4)		35	35,820

HT Troplast GmbH, 9.25%, 7/15/25(7)	EUR	360	447,847

M/I Homes, Inc., 4.95%, 2/1/28		82	85,126

Masonite International Corp., 5.375%, 2/1/28(4)		105	111,477

Shea Homes, L.P./Shea Homes Funding Corp., 4.75%, 2/15/28(4)		253	256,004

Shea Homes, L.P./Shea Homes Funding Corp., 4.75%, 4/1/29(4)		72	73,260

Standard Industries, Inc., 2.25%, 11/21/26(7)	EUR	500	574,985

Standard Industries, Inc., 4.375%, 7/15/30(4)		192	198,055

Standard Industries, Inc., 5.00%, 2/15/27(4)		78	80,584

Taylor Morrison Communities, Inc., 5.125%, 8/1/30(4)		112	121,806

Taylor Morrison Communities, Inc., 5.75%, 1/15/28(4)		196	218,172

Taylor Morrison Communities, Inc., 5.875%, 6/15/27(4)		146	161,663

TRI Pointe Group Inc., 5.70%, 6/15/28		261	290,362

			$3,215,313

Capital Markets — 0.2%

AerCap Holdings NV, 5.875% to 10/10/24, 10/10/79(5)		150	$119,011

Charles Schwab Corp. (The), Series G, 5.375% to 6/1/25(5)(8)		209	229,377

Morgan Stanley, Series J, 4.047% to 1/15/21(5)(8)		250	245,352

			$593,740

Casino & Gaming — 0.3%

Cinemark Holdings, Inc., 4.50%, 8/15/25(4)		50	$43,408

Cinemark USA, Inc., 4.875%, 6/1/23		270	226,871

Peninsula Pacific Entertainment, LLC/Peninsula Pacific Entertainment Finance Inc., 8.50%, 11/15/27(4)		128	133,377

Security		Principal Amount* (000’s omitted)	Value

Casino & Gaming (continued)

Speedway Motorsports, LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(4)		156	$148,590

Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC, 7.00%, 7/15/26(4)		287	303,933

			$856,179

Chemicals — 0.6%

HB Fuller Co., 4.25%, 10/15/28		69	$70,078

Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.75%, 4/30/26(4)		310	314,204

OCI N.V., 3.125%, 11/1/24(7)	EUR	400	460,267

SPCM S.A., 4.875%, 9/15/25(4)		200	206,010

Synthomer PLC, 3.875%, 7/1/25(7)	EUR	200	238,089

Valvoline, Inc., 4.25%, 2/15/30(4)		140	143,010

W.R. Grace & Co., 4.875%, 6/15/27(4)		242	252,408

			$1,684,066

Commercial Services & Supplies — 1.7%

AMN Healthcare, Inc., 4.00%, 4/15/29(4)		167	$166,791

AMN Healthcare, Inc., 4.625%, 10/1/27(4)		76	77,853

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 5.25%, 3/15/25(4)		105	99,159

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 5.75%, 7/15/27(4)		199	188,212

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 6.375%, 4/1/24(4)		35	34,147

Clean Harbors, Inc., 4.875%, 7/15/27(4)		101	105,716

Clean Harbors, Inc., 5.125%, 7/15/29(4)		61	66,482

Covanta Holding Corp., 5.875%, 7/1/25		95	98,572

Gartner, Inc., 3.75%, 10/1/30(4)		107	109,552

Gartner, Inc., 4.50%, 7/1/28(4)		151	157,827

GFL Environmental, Inc., 3.75%, 8/1/25(4)		130	130,244

GFL Environmental, Inc., 8.50%, 5/1/27(4)		313	341,757

Jaguar Holding Co. II/PPD Development, L.P., 4.625%, 6/15/25(4)		196	202,786

Jaguar Holding Co. II/PPD Development, L.P., 5.00%, 6/15/28(4)		174	181,579

Korn Ferry, 4.625%, 12/15/27(4)		64	65,440

MPH Acquisition Holdings, LLC, 5.75%, 11/1/28(4)		706	692,762

Nielsen Finance, LLC/Nielsen Finance Co., 5.625%, 10/1/28(4)		73	75,692

Nielsen Finance, LLC/Nielsen Finance Co., 5.875%, 10/1/30(4)		73	76,878

ServiceMaster Co., LLC (The), 7.45%, 8/15/27		550	615,208

Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc., 4.625%, 11/1/26(4)		39	39,634

24	See Notes to Financial Statements.

Global Income Builder Portfolio

October 31, 2020

Portfolio of Investments — continued

Security		Principal Amount* (000’s omitted)	Value

Commercial Services & Supplies (continued)

Team Health Holdings, Inc., 6.375%, 2/1/25(4)		84	$52,139

TMS International Holding Corp., 7.25%, 8/15/25(4)		80	76,600

Verisure Holding AB, 3.50%, 5/15/23(7)	EUR	540	630,654

Verscend Escrow Corp., 9.75%, 8/15/26(4)		64	68,920

			$4,354,604

Communications Equipment — 0.1%

Riverbed Technology, Inc., 8.875%, 3/1/23(4)		329	$225,365

			$225,365

Construction Materials — 0.1%

SRM Escrow Issuer, LLC, 6.00%, 11/1/28(4)(9)		242	$242,000

			$242,000

Consumer Finance — 0.3%

CPUK Finance, Ltd., 4.875%, 2/28/47(7)	GBP	278	$329,260

PRA Group, Inc., 7.375%, 9/1/25(4)		226	237,498

William Carter Co. (The), 5.50%, 5/15/25(4)		56	58,905

William Carter Co. (The), 5.625%, 3/15/27(4)		144	151,380

			$777,043

Containers & Packaging — 1.0%

ARD Finance S.A., 5.00%, (5.00% cash or 5.75% PIK), 6/30/27(7)(10)	EUR	271	$306,190

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 2.125%, 8/15/26(7)	EUR	410	468,036

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.125%, 8/15/26(4)		253	258,376

CANPACK S.A./Eastern PA Land Investment Holding, LLC, 2.375%, 11/1/27(7)	EUR	520	608,499

Silgan Holdings, Inc., 2.25%, 6/1/28	EUR	565	643,683

Trivium Packaging Finance B.V., 3.75%, 8/15/26(7)	EUR	230	265,642

			$2,550,426

Cosmetics / Personal Care — 0.1%

Edgewell Personal Care Co., 5.50%, 6/1/28(4)		180	$189,426

			$189,426

Distributors — 0.5%

Parts Europe S.A., 4.375%, (3 mo. EURIBOR + 4.375%), 5/1/22(7)(11)	EUR	455	$520,413

Parts Europe S.A., 6.50%, 7/16/25(7)	EUR	400	458,100

Performance Food Group, Inc., 5.50%, 10/15/27(4)		169	173,534

Security		Principal Amount* (000’s omitted)	Value

Distributors (continued)

Univar Solutions USA, Inc., 5.125%, 12/1/27(4)		65	$67,471

			$1,219,518

Diversified Consumer Services — 0.3%

GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(7)		750	$743,438

			$743,438

Diversified Financial Services — 1.1%

Alliance Data Systems Corp., 4.75%, 12/15/24(4)		194	$181,754

Allied Universal Holdco, LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(4)		226	236,735

Allied Universal Holdco, LLC/Allied Universal Finance Corp., 9.75%, 7/15/27(4)		149	159,171

Alpha Holding S.A. de CV, 9.00%, 2/10/25(4)		200	149,050

Cabot Financial Luxembourg S.A., 7.50%, 10/1/23(7)	GBP	160	210,389

Discover Financial Services, Series D, 6.125% to 6/23/25(5)(8)		101	109,131

GFL Environmental, Inc., 7.00%, 6/1/26(4)		147	153,523

Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 5.25%, 5/15/27		292	303,076

Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 5/15/26		291	302,593

Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.375%, 12/15/25		120	123,301

Louvre Bidco SAS, 6.50%, 9/30/24(7)	EUR	310	361,042

NFP Corp., 6.875%, 8/15/28(4)		270	262,237

Quicken Loans, LLC/Quicken Loans Co-Issuer, Inc., 3.625%, 3/1/29(4)		193	190,467

United Shore Financial Services, LLC, 5.50%, 11/15/25(4)(9)		104	105,399

			$2,847,868

Diversified Telecommunication Services — 0.2%

Level 3 Financing, Inc., 5.25%, 3/15/26		90	$93,028

Lorca Telecom Bondco S.A.U., 4.00%, 9/18/27(7)	EUR	400	474,595

			$567,623

Electric Utilities — 1.0%

AES Corp. (The), 6.00%, 5/15/26		45	$47,236

Calpine Corp., 5.00%, 2/1/31(4)		150	153,368

Clearway Energy Operating, LLC, 4.75%, 3/15/28(4)		78	82,071

Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(4)		353	373,077

25	See Notes to Financial Statements.

Global Income Builder Portfolio

October 31, 2020

Portfolio of Investments — continued

Security		Principal Amount* (000’s omitted)	Value

Electric Utilities (continued)

NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, 5/1/79(5)		155	$175,077

NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(4)		95	99,631

NextEra Energy Operating Partners, L.P., 4.50%, 9/15/27(4)		150	164,250

NRG Energy, Inc., 5.25%, 6/15/29(4)		122	132,500

Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(4)		173	180,699

Pike Corp., 5.50%, 9/1/28(4)		145	148,655

Sempra Energy, 4.875% to 10/15/25(5)(8)		235	244,988

Southern Co. (The), Series B, 4.00% to 10/15/25, 1/15/51(5)		56	57,011

Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(5)		192	197,452

TerraForm Power Operating, LLC, 4.25%, 1/31/23(4)		95	96,841

TerraForm Power Operating, LLC, 5.00%, 1/31/28(4)		237	260,629

Vistra Operations Co., LLC, 5.00%, 7/31/27(4)		232	242,672

			$2,656,157

Electronic Equipment, Instruments & Components — 0.1%

WESCO Distribution, Inc., 7.125%, 6/15/25(4)		172	$185,558

WESCO Distribution, Inc., 7.25%, 6/15/28(4)		153	167,702

			$353,260

Entertainment — 1.2%

AMC Entertainment Holdings, Inc., 10.50%, 4/15/25(4)		219	$118,534

Caesars Entertainment, Inc., 6.25%, 7/1/25(4)		417	428,676

Caesars Entertainment, Inc., 8.125%, 7/1/27(4)		343	358,435

CPUK Finance, Ltd., 4.25%, 2/28/47(7)	GBP	87	110,687

EIG Investors Corp., 10.875%, 2/1/24		480	499,874

Go Daddy Operating Co., LLC/GD Finance Co., Inc., 5.25%, 12/1/27(4)		226	237,159

Netflix, Inc., 3.00%, 6/15/25(7)	EUR	370	449,431

Netflix, Inc., 5.875%, 11/15/28		300	358,974

Pinewood Finance Co., Ltd., 3.25%, 9/30/25(7)	GBP	300	386,731

Powdr Corp., 6.00%, 8/1/25(4)		170	172,049

			$3,120,550

Equity Real Estate Investment Trusts (REITs) — 0.2%

MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26		100	$102,750

MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24		200	210,915

SBA Communications Corp., 4.00%, 10/1/22		150	151,594

			$465,259

Security	Principal Amount* (000’s omitted)	Value

Food Products — 1.0%

Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 4.875%, 2/15/30(4)	185	$196,674

Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 5.875%, 2/15/28(4)	181	191,713

Chobani, LLC/Chobani Finance Corp., Inc., 4.625%, 11/15/28(4)	70	70,406

Fresh Market, Inc. (The), 9.75%, 5/1/23(4)	94	90,123

JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30(4)	191	207,951

Kraft Heinz Foods Co., 3.875%, 5/15/27(4)	203	214,849

Kraft Heinz Foods Co., 4.25%, 3/1/31(4)	203	220,373

Kraft Heinz Foods Co., 4.375%, 6/1/46	540	552,987

Kraft Heinz Foods Co., 5.50%, 6/1/50(4)	203	231,270

Land O’ Lakes, Inc., 8.00%(4)(8)	415	412,925

Post Holdings, Inc., 4.625%, 4/15/30(4)	93	95,558

Post Holdings, Inc., 5.00%, 8/15/26(4)	85	88,292

United Natural Foods, Inc., 6.75%, 10/15/28(4)	59	59,811

		$2,632,932

Gas Utilities — 0.1%

NiSource, Inc., 5.65% to 6/15/23(5)(8)	280	$280,137

		$280,137

Health Care Equipment & Supplies — 0.7%

Centene Corp., 3.00%, 10/15/30	377	$391,968

Centene Corp., 3.375%, 2/15/30	422	438,979

Centene Corp., 4.25%, 12/15/27	182	191,976

Centene Corp., 4.625%, 12/15/29	319	347,720

Centene Corp., 4.75%, 1/15/25	150	154,312

Centene Corp., 5.375%, 8/15/26(4)	102	108,120

Compass Minerals International, Inc., 6.75%, 12/1/27(4)	182	197,727

Varex Imaging Corp., 7.875%, 10/15/27(4)	88	89,760

		$1,920,562

Health Care Providers & Services — 1.7%

Acadia Healthcare Co., Inc., 5.00%, 4/15/29(4)	171	$176,609

Acadia Healthcare Co., Inc., 5.50%, 7/1/28(4)	164	170,868

CHS/Community Health Systems, Inc., 6.25%, 3/31/23	26	25,805

DaVita, Inc., 3.75%, 2/15/31(4)	154	148,321

Encompass Health Corp., 4.50%, 2/1/28	81	83,091

Encompass Health Corp., 4.625%, 4/1/31	127	130,969

Encompass Health Corp., 4.75%, 2/1/30	191	199,272

HCA, Inc., 5.375%, 9/1/26	270	303,919

HCA, Inc., 5.625%, 9/1/28	330	384,689

26	See Notes to Financial Statements.

Global Income Builder Portfolio

October 31, 2020

Portfolio of Investments — continued

Security		Principal Amount* (000’s omitted)	Value

Health Care Providers & Services (continued)

HCA, Inc., 5.875%, 2/15/26		750	$848,437

LifePoint Health, Inc., 4.375%, 2/15/27(4)		248	246,068

LifePoint Health, Inc., 6.75%, 4/15/25(4)		130	137,800

Molina Healthcare, Inc., 4.375%, 6/15/28(4)		211	216,486

Prime Healthcare Services, Inc., 7.25%, 11/1/25(4)		103	103,932

Providence Service Corp. (The), 5.875%, 11/15/25(4)(9)		168	171,255

Synlab Bondco PLC, 4.75%, (3 mo. EURIBOR + 4.75%), 7/1/25(7)(11)	EUR	230	270,185

Tenet Healthcare Corp., 4.625%, 9/1/24(4)		49	50,210

Tenet Healthcare Corp., 4.625%, 6/15/28(4)		63	64,024

Tenet Healthcare Corp., 4.875%, 1/1/26(4)		290	294,544

Tenet Healthcare Corp., 5.125%, 11/1/27(4)		290	299,338

Tenet Healthcare Corp., 6.125%, 10/1/28(4)		45	43,791

			$4,369,613

Healthcare-Products — 0.4%

Avantor Funding, Inc., 2.625%, 11/1/25(7)(9)	EUR	647	$753,529

Avantor Funding, Inc., 4.625%, 7/15/28(4)		267	276,999

			$1,030,528

Hotels, Restaurants & Leisure — 1.1%

1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 3.875%, 1/15/28(4)		119	$120,071

1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 4.00%, 10/15/30(4)		228	226,860

1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 4.25%, 5/15/24(4)		168	171,612

1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 4.375%, 1/15/28(4)		182	184,583

1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 5.00%, 10/15/25(4)		261	267,616

1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 5.75%, 4/15/25(4)		66	70,428

Caesars Resort Collection, LLC/CRC Finco, Inc., 5.25%, 10/15/25(4)		232	220,965

Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(4)		490	410,936

Golden Nugget, Inc., 6.75%, 10/15/24(4)		266	225,573

Lithia Motors, Inc., 4.625%, 12/15/27(4)		91	95,957

MGM Resorts International, 4.75%, 10/15/28		264	258,555

Viking Cruises, Ltd., 5.875%, 9/15/27(4)		700	547,312

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(4)		86	79,673

			$2,880,141

Security		Principal Amount* (000’s omitted)	Value

Household Products — 0.2%

Central Garden & Pet Co., 5.125%, 2/1/28		50	$53,053

Central Garden & Pet Co., 6.125%, 11/15/23		235	239,806

Spectrum Brands, Inc., 5.00%, 10/1/29(4)		73	77,562

Spectrum Brands, Inc., 5.50%, 7/15/30(4)		114	122,194

Spectrum Brands, Inc., 5.75%, 7/15/25		120	123,600

			$616,215

Independent Power and Renewable Electricity Producers — 0.4%

Calpine Corp., 4.50%, 2/15/28(4)		195	$198,705

Calpine Corp., 5.125%, 3/15/28(4)		273	281,878

Calpine Corp., 5.25%, 6/1/26(4)		150	154,293

NRG Energy, Inc., 5.75%, 1/15/28		210	226,275

NRG Energy, Inc., 7.25%, 5/15/26		271	286,851

			$1,148,002

Industrial Conglomerates — 0.3%

Ellaktor Value PLC, 6.375%, 12/15/24(7)	EUR	690	$694,318

Hillman Group, Inc. (The), 6.375%, 7/15/22(4)		139	137,751

			$832,069

Insurance — 1.2%

Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(4)		678	$713,046

AmWINS Group, Inc., 7.75%, 7/1/26(4)		272	291,328

Galaxy Finco, Ltd., 9.25%, 7/31/27(7)	GBP	825	1,090,697

GTCR AP Finance, Inc., 8.00%, 5/15/27(4)		195	208,163

Hub International, Ltd., 7.00%, 5/1/26(4)		440	451,442

QBE Insurance Group, Ltd., 5.875% to 5/12/25(4)(5)(8)		222	237,540

USI, Inc., 6.875%, 5/1/25(4)		169	172,484

			$3,164,700

Interactive Media & Services — 0.1%

Adevinta ASA, 2.625%, 11/15/25(7)(9)	EUR	280	$326,021

			$326,021

Internet & Direct Marketing Retail — 0.1%

Cars.com, Inc., 6.375%, 11/1/28(4)		117	$116,708

Expedia Group, Inc., 6.25%, 5/1/25(4)		84	92,453

Expedia Group, Inc., 7.00%, 5/1/25(4)		42	45,006

			$254,167

27	See Notes to Financial Statements.

Global Income Builder Portfolio

October 31, 2020

Portfolio of Investments — continued

Security		Principal Amount* (000’s omitted)	Value

Leisure Products — 0.2%

NCL Corp, Ltd., 3.625%, 12/15/24(4)		189	$132,692

NCL Corp, Ltd., 10.25%, 2/1/26(4)		155	159,650

Sabre GLBL, Inc., 9.25%, 4/15/25(4)		86	94,923

			$387,265

Machinery — 0.2%

Colfax Corp., 6.00%, 2/15/24(4)		83	$86,545

Colfax Corp., 6.375%, 2/15/26(4)		136	143,353

Navistar International Corp., 6.625%, 11/1/25(4)		232	240,166

			$470,064

Media — 2.9%

Altice France S.A., 7.375%, 5/1/26(4)		455	$475,384

Altice France S.A., 8.125%, 2/1/27(4)		458	498,599

CCO Holdings, LLC/CCO Holdings Capital Corp., 4.25%, 2/1/31(4)		286	292,793

CCO Holdings, LLC/CCO Holdings Capital Corp., 4.50%, 8/15/30(4)		290	301,602

CCO Holdings, LLC/CCO Holdings Capital Corp., 4.50%, 5/1/32(4)		136	140,590

CCO Holdings, LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30(4)		322	339,098

CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 6/1/29(4)		110	119,200

CSC Holdings, LLC, 3.375%, 2/15/31(4)		200	192,602

CSC Holdings, LLC, 4.625%, 12/1/30(4)		200	200,223

CSC Holdings, LLC, 5.75%, 1/15/30(4)		616	659,305

CSC Holdings, LLC, 7.50%, 4/1/28(4)		200	219,250

Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(4)		369	215,634

iHeartCommunications, Inc., 8.375%, 5/1/27		140	136,304

LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(4)		200	212,750

Outfront Media Capital, LLC/Outfront Media Capital Corp., 6.25%, 6/15/25(4)		137	140,083

Sinclair Television Group, Inc., 5.50%, 3/1/30(4)		60	56,507

Sirius XM Radio, Inc., 4.625%, 7/15/24(4)		291	300,443

Sirius XM Radio, Inc., 5.00%, 8/1/27(4)		218	228,674

Summer (BC) Holdco B S.a.r.l., 5.75%, 10/31/26(7)	EUR	520	599,589

TEGNA, Inc., 4.625%, 3/15/28(4)		67	66,531

TEGNA, Inc., 4.75%, 3/15/26(4)		72	74,070

TEGNA, Inc., 5.00%, 9/15/29		137	138,841

Tele Columbus AG, 3.875%, 5/2/25(7)	EUR	690	758,980

Terrier Media Buyer, Inc., 8.875%, 12/15/27(4)		473	484,409

UPCB Finance VII, Ltd., 3.625%, 6/15/29(7)	EUR	116	135,448

Virgin Media Secured Finance PLC, 5.50%, 8/15/26(4)		210	218,867

Security		Principal Amount* (000’s omitted)	Value

Media (continued)

Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(7)	GBP	350	$452,858

			$7,658,634

Metals & Mining — 1.7%

Allegheny Ludlum, LLC, 6.95%, 12/15/25		559	$561,038

Arconic Corp., 6.125%, 2/15/28(4)		436	460,202

Big River Steel, LLC/BRS Finance Corp., 6.625%, 1/31/29(4)		233	240,427

Bombardier, Inc., 6.00%, 10/15/22(4)		86	78,314

Bombardier, Inc., 6.125%, 1/15/23(4)		270	233,212

Bombardier, Inc., 7.875%, 4/15/27(4)		107	78,110

BWX Technologies, Inc., 4.125%, 6/30/28(4)		159	161,087

Centennial Resource Production, LLC, 5.375%, 1/15/26(4)		320	118,400

Cleveland-Cliffs, Inc., 6.75%, 3/15/26(4)		360	378,450

Cleveland-Cliffs, Inc., 9.875%, 10/17/25(4)		78	89,310

Eldorado Gold Corp., 9.50%, 6/1/24(4)		79	85,764

Freeport-McMoRan, Inc., 4.55%, 11/14/24		75	80,766

Freeport-McMoRan, Inc., 5.45%, 3/15/43		297	339,450

Hudbay Minerals, Inc., 6.125%, 4/1/29(4)		151	154,775

Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(4)		709	705,455

Joseph T Ryerson & Son, Inc., 8.50%, 8/1/28(4)		171	183,556

New Gold, Inc., 6.375%, 5/15/25(4)		114	117,634

New Gold, Inc., 7.50%, 7/15/27(4)		271	293,662

Novelis Corp., 5.875%, 9/30/26(4)		180	185,963

			$4,545,575

Multi-Utilities — 0.4%

Centerpoint Energy, Inc., Series A, 6.125% to 9/1/23(5)(8)		425	$430,219

Thames Water Kemble Finance PLC, 5.875%, 7/15/22(7)	GBP	375	499,835

			$930,054

Oil, Gas & Consumable Fuels — 2.9%

Apache Corp., 4.25%, 1/15/30		265	$234,691

Apache Corp., 4.375%, 10/15/28		132	121,519

Apache Corp., 4.625%, 11/15/25		100	95,125

Apache Corp., 4.875%, 11/15/27		125	117,500

Archrock Partners, L.P./Archrock Partners Finance Corp., 6.25%, 4/1/28(4)		135	130,613

Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 7.00%, 11/1/26(4)		336	297,864

Cenovus Energy, Inc., 3.80%, 9/15/23		64	65,037

Cenovus Energy, Inc., 6.75%, 11/15/39		126	139,859

Continental Resources, Inc., 4.375%, 1/15/28		206	185,546

28	See Notes to Financial Statements.

Global Income Builder Portfolio

October 31, 2020

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Oil, Gas & Consumable Fuels (continued)

Continental Resources, Inc., 4.90%, 6/1/44	8	$6,655

Crown Americas, LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26	110	117,205

Crown Americas, LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26	120	124,927

CrownRock, L.P./CrownRock Finance, Inc., 5.625%, 10/15/25(4)	370	364,544

CVR Energy, Inc., 5.75%, 2/15/28(4)	229	156,865

DCP Midstream, L.P., Series A, 7.375% to 12/15/22(5)(8)	160	104,113

Endeavor Energy Resources, L.P./EER Finance, Inc., 5.50%, 1/30/26(4)	155	156,066

Endeavor Energy Resources, L.P./EER Finance, Inc., 5.75%, 1/30/28(4)	40	41,560

EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(5)(8)	432	183,600

EQT Corp., 5.00%, 1/15/29(9)	53	53,000

EQT Corp., 7.875%, 2/1/25	69	76,859

EQT Corp., 8.75%, 2/1/30	102	126,863

Extraction Oil & Gas, Inc., 5.625%, 2/1/26(4)(12)	287	70,728

Extraction Oil & Gas, Inc., 7.375%, 5/15/24(4)(12)	223	54,937

Gran Tierra Energy, Inc., 7.75%, 5/23/27(4)	250	81,878

Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(4)	418	234,080

Intelligent Packaging, Ltd. Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer, LLC, 6.00%, 9/15/28(4)	136	138,635

Laredo Petroleum, Inc., 9.50%, 1/15/25	74	34,628

Laredo Petroleum, Inc., 10.125%, 1/15/28	112	48,664

Matador Resources Co., 5.875%, 9/15/26	370	298,313

MEG Energy Corp., 7.125%, 2/1/27(4)	184	166,010

Murphy Oil USA, Inc., 4.75%, 9/15/29	131	137,526

Murphy Oil USA, Inc., 5.625%, 5/1/27	65	68,481

Nabors Industries, Ltd., 7.25%, 1/15/26(4)	110	43,106

Nabors Industries, Ltd., 7.50%, 1/15/28(4)	118	45,209

Neptune Energy Bondco PLC, 6.625%, 5/15/25(7)	525	458,062

Newfield Exploration Co., 5.375%, 1/1/26	110	103,492

Newfield Exploration Co., 5.625%, 7/1/24	39	37,761

Nine Energy Service, Inc., 8.75%, 11/1/23(4)	92	27,514

Occidental Petroleum Corp., 2.70%, 8/15/22	49	45,386

Occidental Petroleum Corp., 2.90%, 8/15/24	16	13,344

Occidental Petroleum Corp., 3.125%, 2/15/22	3	2,858

Occidental Petroleum Corp., 3.40%, 4/15/26	76	59,588

Occidental Petroleum Corp., 3.45%, 7/15/24	42	34,125

Occidental Petroleum Corp., 3.50%, 8/15/29	101	73,029

Occidental Petroleum Corp., 4.20%, 3/15/48	156	103,475

Occidental Petroleum Corp., 4.40%, 8/15/49	125	83,984

Occidental Petroleum Corp., 4.625%, 6/15/45	84	56,910

Security		Principal Amount* (000’s omitted)	Value

Oil, Gas & Consumable Fuels (continued)

Occidental Petroleum Corp., 6.20%, 3/15/40		81	$65,958

Occidental Petroleum Corp., 6.375%, 9/1/28		93	81,549

Occidental Petroleum Corp., 6.625%, 9/1/30		254	222,961

Odebrecht Oil & Gas Finance, Ltd., 0.00%(4)(8)		862	2,155

Parsley Energy, LLC/Parsley Finance Corp., 5.25%, 8/15/25(4)		75	77,438

Parsley Energy, LLC/Parsley Finance Corp., 5.625%, 10/15/27(4)		137	145,939

Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(5)(8)		792	490,050

Precision Drilling Corp., 5.25%, 11/15/24		50	32,531

Precision Drilling Corp., 7.125%, 1/15/26(4)		75	47,517

Precision Drilling Corp., 7.75%, 12/15/23		33	24,523

Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25(4)		440	146,850

Southwestern Energy Co., 7.50%, 4/1/26		16	16,309

Southwestern Energy Co., 7.75%, 10/1/27		16	16,550

Southwestern Energy Co., 8.375%, 9/15/28		169	176,922

Sunoco, L.P./Sunoco Finance Corp., 4.875%, 1/15/23		145	146,616

Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 5.875%, 4/15/26		155	158,391

Teleflex, Inc., 4.625%, 11/15/27		160	169,094

Transocean Pontus, Ltd., 6.125%, 8/1/25(4)		94	82,661

Transocean Poseidon, Ltd., 6.875%, 2/1/27(4)		51	38,378

Transocean, Inc., 11.50%, 1/30/27(4)		49	16,291

WPX Energy, Inc., 5.25%, 10/15/27		67	67,308

			$7,647,725

Pharmaceuticals — 1.7%

AdaptHealth, LLC, 6.125%, 8/1/28(4)		110	$114,537

Bausch Health Americas, Inc., 8.50%, 1/31/27(4)		448	490,486

Bausch Health Americas, Inc., 9.25%, 4/1/26(4)		105	115,899

Bausch Health Cos., Inc., 5.00%, 1/30/28(4)		190	188,030

Bausch Health Cos., Inc., 5.25%, 1/30/30(4)		376	369,841

Bausch Health Cos., Inc., 5.50%, 3/1/23(4)		35	35,022

Bausch Health Cos., Inc., 5.50%, 11/1/25(4)		129	132,651

Bausch Health Cos., Inc., 5.75%, 8/15/27(4)		72	77,355

Bausch Health Cos., Inc., 5.875%, 5/15/23(4)		2	1,997

Bausch Health Cos., Inc., 6.125%, 4/15/25(4)		60	61,740

Bausch Health Cos., Inc., 6.25%, 2/15/29(4)		255	263,160

Bausch Health Cos., Inc., 7.00%, 1/15/28(4)		94	99,799

Bausch Health Cos., Inc., 7.25%, 5/30/29(4)		98	105,675

Bausch Health Cos., Inc., 9.00%, 12/15/25(4)		245	268,324

Catalent Pharma Solutions, Inc., 4.875%, 1/15/26(4)		270	276,361

Cheplapharm Arzneimittel GmbH, 4.375%, 1/15/28(7)	EUR	687	794,837

Grifols S.A., 2.25%, 11/15/27(7)	EUR	410	471,979

29	See Notes to Financial Statements.

Global Income Builder Portfolio

October 31, 2020

Portfolio of Investments — continued

Security		Principal Amount* (000’s omitted)	Value

Pharmaceuticals (continued)

Herbalife Nutrition, Ltd./HLF Financing, Inc., 7.875%, 9/1/25(4)		198	$210,187

Nidda Healthcare Holding GmbH, 3.50%, 9/30/24(7)	EUR	311	354,056

			$4,431,936

Pipelines — 0.7%

Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.75%, 3/1/27(4)		327	$294,913

Cheniere Energy Partners, L.P., 4.50%, 10/1/29		199	203,181

Cheniere Energy, Inc., 4.625%, 10/15/28(4)		183	189,176

Crestwood Midstream Partners, L.P./Crestwood Midstream Finance Corp., 5.625%, 5/1/27(4)		190	166,844

Energy Transfer Operating, L.P., 5.875%, 1/15/24		15	16,415

Energy Transfer Operating, L.P., Series A, 6.25% to 2/15/23(5)(8)		110	73,969

Energy Transfer Operating, L.P., Series B, 6.625% to 2/15/28(5)(8)		188	133,808

EnLink Midstream, LLC, 5.375%, 6/1/29		117	100,386

EQM Midstream Partners, L.P., 6.00%, 7/1/25(4)		116	119,045

EQM Midstream Partners, L.P., 6.50%, 7/1/27(4)		116	121,824

Five Point Operating Co., L.P./Five Point Capital Corp., 7.875%, 11/15/25(4)		123	123,231

NGPL PipeCo, LLC, 4.375%, 8/15/22(4)		50	51,890

Western Midstream Operating, L.P., 4.50%, 3/1/28		27	25,110

Western Midstream Operating, L.P., 4.75%, 8/15/28		24	22,500

Western Midstream Operating, L.P., 5.05%, 2/1/30		207	196,650

			$1,838,942

Real Estate Investment Trusts (REITs) — 1.1%

ADLER Group S.A., 3.25%, 8/5/25(7)	EUR	500	$575,774

Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC, 5.75%, 5/15/26(4)		287	238,748

Consus Real Estate AG, 9.625%, 5/15/24(7)	EUR	330	410,277

Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(4)		333	338,827

HAT Holdings I, LLC/HAT Holdings II, LLC, 3.75%, 9/15/30(4)		151	151,566

HAT Holdings I, LLC/HAT Holdings II, LLC, 6.00%, 4/15/25(4)		127	134,938

Iron Mountain, Inc., 4.50%, 2/15/31(4)		114	113,637

Service Properties Trust, 7.50%, 9/15/25		167	175,197

VICI Properties, L.P./VICI Note Co., Inc., 3.75%, 2/15/27(4)		198	198,836

VICI Properties, L.P./VICI Note Co., Inc., 4.125%, 8/15/30(4)		198	200,723

VICI Properties, L.P./VICI Note Co., Inc., 4.25%, 12/1/26(4)		300	305,528

			$2,844,051

Security		Principal Amount* (000’s omitted)	Value

Real Estate Management & Development — 0.1%

AT Securities B.V., 5.25% to 7/21/23(5)(7)(8)		250	$250,347

			$250,347

Semiconductors & Semiconductor Equipment — 0.1%

ON Semiconductor Corp., 3.875%, 9/1/28(4)		258	$262,838

			$262,838

Software — 0.3%

Black Knight InfoServ, LLC, 3.625%, 9/1/28(4)		126	$127,733

CDK Global, Inc., 5.25%, 5/15/29(4)		96	103,069

MSCI, Inc., 3.875%, 2/15/31(4)		220	230,175

Open Text Corp., 3.875%, 2/15/28(4)		179	182,132

Open Text Holdings, Inc., 4.125%, 2/15/30(4)		157	163,176

SS&C Technologies, Inc., 5.50%, 9/30/27(4)		95	101,088

			$907,373

Specialty Retail — 1.0%

Academy, Ltd., 6.00%, 11/15/27(4)(9)		34	$34,065

Asbury Automotive Group, Inc., 4.50%, 3/1/28(4)		53	54,027

Asbury Automotive Group, Inc., 4.75%, 3/1/30(4)		70	72,363

B&M European Value Retail S.A., 3.625%, 7/15/25(7)	GBP	410	538,410

Burlington Coat Factory Warehouse Corp., 6.25%, 4/15/25(4)		177	185,739

Dave & Buster’s, Inc., 7.625%, 11/1/25(4)		205	201,669

Entegris, Inc., 4.375%, 4/15/28(4)		166	173,055

Entegris, Inc., 4.625%, 2/10/26(4)		77	79,214

Group 1 Automotive, Inc., 4.00%, 8/15/28(4)		145	145,363

IRB Holding Corp., 7.00%, 6/15/25(4)		77	82,198

Ken Garff Automotive, LLC, 4.875%, 9/15/28(4)		155	153,869

L Brands, Inc., 6.625%, 10/1/30(4)		144	151,470

L Brands, Inc., 6.75%, 7/1/36		46	46,555

L Brands, Inc., 6.875%, 7/1/25(4)		76	81,585

L Brands, Inc., 6.875%, 11/1/35		237	240,999

L Brands, Inc., 7.60%, 7/15/37		45	43,313

L Brands, Inc., 9.375%, 7/1/25(4)		53	61,546

Specialty Building Products Holdings, LLC/SBP Finance Corp., 6.375%, 9/30/26(4)		72	73,530

White Cap Buyer, LLC, 6.875%, 10/15/28(4)		89	91,392

Yum! Brands, Inc., 3.625%, 3/15/31		182	179,042

Yum! Brands, Inc., 7.75%, 4/1/25(4)		54	59,384

			$2,748,788

30	See Notes to Financial Statements.

Global Income Builder Portfolio

October 31, 2020

Portfolio of Investments — continued

Security		Principal Amount* (000’s omitted)	Value

Technology Hardware, Storage & Peripherals — 0.4%

Booz Allen Hamilton, Inc., 3.875%, 9/1/28(4)		223	$226,763

Dell International, LLC/EMC Corp., 6.02%, 6/15/26(4)		315	373,171

Presidio Holdings, Inc., 8.25%, 2/1/28(4)		265	281,728

Science Applications International Corp., 4.875%, 4/1/28(4)		64	67,154

			$948,816

Telecommunications — 2.0%

Altice France Holding S.A., 10.50%, 5/15/27(4)		200	$220,875

Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(4)		281	283,459

Hughes Satellite Systems Corp., 5.25%, 8/1/26		145	155,924

Hughes Satellite Systems Corp., 6.625%, 8/1/26		95	103,235

Intelsat Jackson Holdings S.A., 8.00%, 2/15/24(4)		200	203,332

LogMeIn, Inc., 5.50%, 9/1/27(4)		111	112,665

PLT VII Finance S.a.r.l., 4.625%, 1/5/26(7)	EUR	185	216,538

SoftBank Group Corp., 4.00%, 4/20/23(7)	EUR	100	119,749

Sprint Corp., 7.875%, 9/15/23		1,154	1,319,166

Switch, Ltd., 3.75%, 9/15/28(4)		87	87,272

T-Mobile USA, Inc., 4.50%, 2/1/26		155	159,166

T-Mobile USA, Inc., 4.75%, 2/1/28		170	182,350

Telecom Italia Capital S.A., 6.00%, 9/30/34		337	392,942

Telecom Italia SpA, 2.75%, 4/15/25(7)	EUR	275	332,232

Telecom Italia SpA, 3.00%, 9/30/25(7)	EUR	520	634,401

ViaSat, Inc., 5.625%, 4/15/27(4)		143	150,061

Vmed O2 UK Financing I PLC, 3.25%, 1/31/31(7)	EUR	100	114,281

Vodafone Group PLC, 2.625% to 5/27/26, 8/27/80(5)(7)	EUR	220	253,228

Vodafone Group PLC, 4.875% to 7/3/25, 10/3/78(5)(7)	GBP	215	297,163

			$5,338,039

Textiles, Apparel & Luxury Goods — 0.2%

Hanesbrands Finance Luxembourg SCA, 3.50%, 6/15/24(7)	EUR	400	$483,391

			$483,391

Transportation — 0.5%

Cargo Aircraft Management, Inc., 4.75%, 2/1/28(4)		127	$129,302

CMA CGM S.A., 5.25%, 1/15/25(7)	EUR	127	136,242

Getlink SE, 3.50%, 10/30/25(7)	EUR	640	749,014

Watco Cos., LLC/Watco Finance Corp., 6.50%, 6/15/27(4)		318	330,521

XPO Logistics, Inc., 6.125%, 9/1/23(4)		80	81,150

			$1,426,229

Security		Principal Amount* (000’s omitted)	Value

Water Utilities — 0.2%

Anglian Water Osprey Financing PLC, 4.00%, 3/8/26(7)	GBP	475	$607,147

			$607,147

Wireless Telecommunication Services — 0.1%

Sprint Corp., 7.625%, 3/1/26		157	$191,302

			$191,302

Total Corporate Bonds & Notes (identified cost $104,321,173)			$103,367,056

Senior Floating-Rate Loans — 1.1%(13)
Borrower/Tranche Description		Principal Amount (000’s omitted)	Value

Business Equipment and Services — 0.2%

EIG Investors Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing 2/9/23		$398	$395,046

Hillman Group, Inc. (The), Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing 5/31/25		114	111,737

			$506,783

Financial Intermediaries — 0.1%

BellRing Brands, LLC, Term Loan, 6.00%, (1 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing 10/21/24		$97	$97,040

Spectacle Gary Holdings, LLC, Term Loan, 11.00%, (3 mo. USD LIBOR + 9.00%, Floor 2.00%), Maturing 12/23/25		162	153,827

Spectacle Gary Holdings, LLC, Term Loan, 11.00%, Maturing 12/23/25(14)		12	11,147

			$262,014

Food Products — 0.1%

HLF Financing S.a.r.l., Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing 8/18/25		$289	$284,872

			$284,872

Insurance — 0.3%

Asurion, LLC, Term Loan - Second Lien, 6.65%, (1 mo. USD LIBOR + 6.50%), Maturing 8/4/25		$640	$641,961

			$641,961

31	See Notes to Financial Statements.

Global Income Builder Portfolio

October 31, 2020

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Leisure Goods / Activities / Movies — 0.2%

Playtika Holding Corp., Term Loan, 7.00%, (6 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing 12/10/24	$558	$559,772

		$559,772

Lodging and Casinos — 0.0%(6)

Stars Group Holdings B.V. (The), Term Loan, 3.72%, (3 mo. USD LIBOR + 3.50%), Maturing 7/10/25	$87	$87,109

		$87,109

Publishing — 0.0%(6)

Nielsen Finance, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing 6/4/25	$70	$69,650

		$69,650

Retailers (Except Food and Drug) — 0.1%

PetSmart, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing 3/11/22	$332	$329,607

		$329,607

Telecommunications — 0.1%

Intelsat Jackson Holdings S.A., Term Loan, 8.63%, Maturing 1/2/24(15)	$110	$111,329

		$111,329

Total Senior Floating-Rate Loans (identified cost $2,853,943)		$2,853,097

Convertible Bonds — 0.1%
Security	Principal Amount (000’s omitted)	Value

Air Transportation — 0.1%

Air Transport Services Group, Inc., 1.125%, 10/15/24	$169	$187,934

		$187,934

Leisure — 0.0%(6)

Royal Caribbean Cruises, Ltd., 4.25%, 6/15/23(4)	$29	$30,187

		$30,187

Total Convertible Bonds (identified cost $182,605)		$218,121

Exchange-Traded Funds — 0.4%
Security	Shares	Value

Equity Funds — 0.4%

First Trust Preferred Securities and Income ETF	26,985	$517,302

iShares Preferred & Income Securities ETF	13,982	506,428

Total Exchange-Traded Funds (identified cost $1,001,068)		$1,023,730

Convertible Preferred Stocks — 0.0%(6)
Security	Shares	Value

Health Care Equipment & Supplies — 0.0%(6)

Becton Dickinson and Co., Series B, 6.00%	2,000	$104,160

		$104,160

Total Convertible Preferred Stocks (identified cost $101,997)		$104,160

Warrants — 0.0%(6)
Security	Shares	Value

Media — 0.0%(6)

iHeartMedia, Inc., Exp. 5/1/39(1)	3,627	$29,814

		$29,814

Total Warrants (identified cost $60,110)		$29,814

Short-Term Investments — 0.4%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.12%(16)	1,027,196	$1,027,196

Total Short-Term Investments (identified cost $1,027,196)		$1,027,196

Total Investments — 98.3% (identified cost $237,025,006)		$258,536,328

Less Unfunded Loan Commitments — (0.0)%(6)		$(11,757)

Net Investments — 98.3% (identified cost $237,013,249)		$258,524,571

Other Assets, Less Liabilities — 1.7%		$4,570,457

Net Assets — 100.0%		$263,095,028

32	See Notes to Financial Statements.

Global Income Builder Portfolio

October 31, 2020

Portfolio of Investments — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(3)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2020, the aggregate value of these securities is $51,585,735 or 19.6% of the Portfolio’s net assets.

(5)	Security converts to variable rate after the indicated fixed-rate coupon period.

(6)	Amount is less than 0.05% or (0.05)%, as applicable.

(7)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2020, the aggregate value of these securities is $24,534,171 or 9.3% of the Portfolio’s net assets.

(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(9)	When-issued security.

(10)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(11)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2020.

(12)	Issuer is in default with respect to interest and/or principal payments.

(13)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(14)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At October 31, 2020, the total value of unfunded loan commitments is $11,147. See Note 1F for description.

(15)	Fixed-rate loan.

(16)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2020.

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value

United States	59.9%	$154,739,667

United Kingdom	8.1	20,929,203

France	5.0	12,826,794

Japan	4.4	11,400,431

Switzerland	3.9	10,175,883

Germany	3.1	7,987,233

Canada	2.1	5,471,881

Spain	1.9	4,809,761

Netherlands	1.6	4,041,699

Sweden	1.3	3,503,891

Luxembourg	1.3	3,439,900

Australia	1.0	2,514,256

Ireland	0.9	2,256,688

Taiwan	0.8	2,166,111

Hong Kong	0.7	1,708,637

China	0.6	1,559,056

Denmark	0.6	1,450,031

Italy	0.5	1,359,575

India	0.4	977,623

United Arab Emirates	0.3	890,288

Norway	0.3	849,520

Greece	0.3	694,318

Poland	0.2	608,499

Austria	0.1	407,912

Mexico	0.1	349,050

Finland	0.1	237,761

Peru	0.1	154,775

Brazil	0.0 (1)	2,155

Exchange-Traded Funds	0.4	1,023,730

Total Investments	100.0%	$258,536,328

(1)	Amount is less than 0.05%.

33	See Notes to Financial Statements.

Global Income Builder Portfolio

October 31, 2020

Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	775,125	USD	919,405	Citibank, N.A.	11/5/20	$—	$(16,616)

USD	753,585	EUR	647,000	Bank of America, N.A.	11/6/20	6	—

USD	231,123	EUR	195,170	State Street Bank and Trust Company	11/30/20	3,683	—

						$3,689	$(16,616)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Equity Futures

E-mini S&P 500 Index	22	Long	12/18/20	$3,591,170	$(76,285)

STOXX Europe 600 Index	(173)	Short	12/18/20	(3,442,362)	252,450

					$176,165

Abbreviations:

ADR	–	American Depositary Receipt

EURIBOR	–	Euro Interbank Offered Rate

LIBOR	–	London Interbank Offered Rate

PC	–	Participation Certificates

PIK	–	Payment In Kind

Currency Abbreviations:

EUR	–	Euro

GBP	–	British Pound Sterling

USD	–	United States Dollar

34	See Notes to Financial Statements.

Global Income Builder Portfolio

October 31, 2020

Statement of Assets and Liabilities

Assets	October 31, 2020

Unaffiliated investments, at value (identified cost, $235,986,053)	$257,497,375

Affiliated investment, at value (identified cost, $1,027,196)	1,027,196

Cash	27,559

Foreign currency, at value (identified cost, $1,373,525)	1,373,314

Interest and dividends receivable	1,661,936

Dividends receivable from affiliated investment	17

Receivable for investments sold	3,200,827

Receivable for open forward foreign currency exchange contracts	3,689

Tax reclaims receivable	2,025,471

Total assets	$266,817,384

Liabilities

Payable for investments purchased	$842,349

Payable for when-issued securities	2,574,186

Payable for variation margin on open financial futures contracts	45,905

Payable for open forward foreign currency exchange contracts	16,616

Payable to affiliates:

Investment adviser fee	127,555

Trustees’ fees	1,243

Accrued expenses	114,502

Total liabilities	$3,722,356

Net Assets applicable to investors’ interest in Portfolio	$263,095,028

35	See Notes to Financial Statements.

Global Income Builder Portfolio

October 31, 2020

Statement of Operations

Investment Income	Year Ended October 31, 2020

Interest (net of foreign taxes, $812)	$6,631,989

Dividends (net of foreign taxes, $742,552)	6,008,052

Non-cash dividend income	786,216

Dividends from affiliated investment	19,862

Total investment income	$13,446,119

Expenses

Investment adviser fee	$1,546,552

Trustees’ fees and expenses	15,228

Custodian fee	193,187

Legal and accounting services	61,660

Miscellaneous	50,125

Total expenses	$1,866,752

Net investment income	$11,579,367

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(3,765,347)

Investment transactions — affiliated investment	(2,391)

Financial futures contracts	2,793,487

Foreign currency transactions	44,789

Forward foreign currency exchange contracts	(1,240,277)

Net realized loss	$(2,169,739)

Change in unrealized appreciation (depreciation) —

Investments	$(4,331,949)

Investments — affiliated investment	(1)

Financial futures contracts	176,165

Foreign currency	(2,586)

Forward foreign currency exchange contracts	(12,927)

Net change in unrealized appreciation (depreciation)	$(4,171,298)

Net realized and unrealized loss	$(6,341,037)

Net increase in net assets from operations	$5,238,330

36	See Notes to Financial Statements.

Global Income Builder Portfolio

October 31, 2020

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2020	2019

From operations —

Net investment income	$11,579,367	$14,450,194

Net realized loss	(2,169,739)	(6,970,681)

Net change in unrealized appreciation (depreciation)	(4,171,298)	25,251,717

Net increase in net assets from operations	$5,238,330	$32,731,230

Capital transactions —

Contributions	$9,268,119	$4,524,358

Withdrawals	(53,647,355)	(58,888,266)

Portfolio transaction fee	216,038	215,407

Net decrease in net assets from capital transactions	$(44,163,198)	$(54,148,501)

Net decrease in net assets	$(38,924,868)	$(21,417,271)

Net Assets

At beginning of year	$302,019,896	$323,437,167

At end of year	$263,095,028	$302,019,896

37	See Notes to Financial Statements.

Global Income Builder Portfolio

October 31, 2020

Financial Highlights

	Year Ended October 31,				Period Ended October 31, 2016(1)
Ratios/Supplemental Data	2020	2019	2018	2017

Ratios (as a percentage of average daily net assets):

Expenses	0.66%	0.70%	0.75%	0.75%	0.80	%(2)

Net investment income	4.12%	4.72%	3.47%	4.56%	3.75	%(2)

Portfolio Turnover	118%	86%	102%	143%	66	%(3)

Total Return	2.64%	11.57%	(1.00)%	15.99%	3.65	%(3)

Net assets, end of period (000’s omitted)	$263,095	$302,020	$323,437	$364,476	$376,698

(1)	For the period from the start of business, March 28, 2016, to October 31, 2016.

(2)	Annualized.

(3)	Not annualized.

38	See Notes to Financial Statements.

Global Income Builder Portfolio

October 31, 2020

Notes to Financial Statements

1  Significant Accounting Policies

Global Income Builder Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2020, Eaton Vance Global Income Builder Fund and Eaton Vance Global Income Builder NextShares held an interest of 97.8% and 2.2%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

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B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of October 31, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At October 31, 2020, the Portfolio had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

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Notes to Financial Statements — continued

K  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Capital Transactions — To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, the Portfolio imposes a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee is sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it receives to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and/or other instruments to be distributed. Such fee, which may vary over time, is limited to amounts that have been authorized by the Board of Trustees and determined by EVM to be appropriate. The maximum Portfolio transaction fee is 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statements of Changes in Net Assets.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM and an indirect subsidiary of Eaton Vance Corp., as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.55% of the Portfolio’s average daily net assets up to $500 million. On average daily net assets of $500 million and over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the year ended October 31, 2020, the Portfolio’s investment adviser fee amounted to $1,546,552 or 0.55% of the Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement and subsequent fee reduction agreement, BMR pays Eaton Vance Advisers International Ltd. (EVAIL), an indirect, wholly-owned subsidiary of Eaton Vance Corp., a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, and including maturities and principal repayments on Senior Loans, aggregated $323,235,448 and $354,515,693, respectively, for the year ended October 31, 2020.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at October 31, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$239,344,953

Gross unrealized appreciation	$31,174,217

Gross unrealized depreciation	(11,994,599)

Net unrealized appreciation	$19,179,618

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2020 is included in the Portfolio of Investments. At October 31, 2020, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

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Notes to Financial Statements — continued

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Equity Price Risk: The Portfolio enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.

Foreign Exchange Risk: Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2020, the fair value of derivatives with credit-related contingent features in a net liability position was $16,616. At October 31, 2020, there were no assets pledged by the Portfolio for such liability.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2020 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Futures contracts	$252,450	(1)	$(76,285	)(1)

Foreign Exchange	Forward foreign currency exchange contracts	3,689	(2)	(16,616	)(3)

Total		$256,139		$(92,901)

Derivatives not subject to master netting or similar agreements		$252,450		$(76,285)

Total Derivatives subject to master netting or similar agreements		$3,689		$(16,616)

(1)

Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

(2)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.

(3)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

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Global Income Builder Portfolio

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Notes to Financial Statements — continued

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of October 31, 2020.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Bank of America, N.A.	$6	$—	$—	$—	$6

State Street Bank and Trust Company	3,683	—	—	—	3,683

	$3,689	$—	$—	$—	$3,689

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Citibank, N.A.	$(16,616)	$—	$—	$—	$(16,616)

	$(16,616)	$—	$—	$—	$(16,616)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to over collateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended October 31, 2020 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Futures contracts	$2,793,487	$176,165

Foreign Exchange	Forward foreign currency exchange contracts	(1,240,277)	(12,927)

Total		$1,553,210	$163,238

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Forward foreign currency exchange contracts, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Forward foreign currency exchange contracts, respectively.

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended October 31, 2020, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*

$10,942,000	$11,126,000	$6,146,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

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Notes to Financial Statements — continued

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2020.

7  Investments in Affiliated Funds

At October 31, 2020, the value of the Portfolio’s investment in affiliated funds was $1,027,196, which represents 0.4% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the year ended October 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$1,345,311	$134,328,107	$(134,643,830)	$(2,391)	$(1)	$1,027,196	$19,862	1,027,196

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks

Communication Services	$11,835,157	$3,778,376		$—	$15,613,533

Consumer Discretionary	10,351,632	8,338,266		—	18,689,898

Consumer Staples	2,706,305	6,804,194		—	9,510,499

Energy	3,116,983	455,443		—	3,572,426

Financials	9,361,237	8,310,994		—	17,672,231

Health Care	10,140,597	10,790,674		—	20,931,271

Industrials	6,337,766	12,109,282		0	18,447,048

Information Technology	20,358,056	11,210,646		—	31,568,702

Materials	—	4,588,126		—	4,588,126

Real Estate	2,219,351	—		—	2,219,351

Utilities	2,444,920	1,364,047		—	3,808,967

Total Common Stocks	$78,872,004	$67,750,048	**	$0	$146,622,052

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Global Income Builder Portfolio

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Notes to Financial Statements — continued

Asset Description	Level 1	Level 2	Level 3*	Total

Preferred Stocks

Consumer Staples	$—	$467,415	$—	$467,415

Energy	505,699	—	—	505,699

Financials	873,952	120,420	—	994,372

Industrials	312,636	—	—	312,636

Real Estate	594,192	—	—	594,192

Utilities	331,500	85,288	—	416,788

Total Preferred Stocks	$2,617,979	$673,123	$—	$3,291,102

Corporate Bonds & Notes	$—	$103,367,056	$—	$103,367,056

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	2,841,340	—	2,841,340

Convertible Bonds	—	218,121	—	218,121

Exchange-Traded Funds	1,023,730	—	—	1,023,730

Convertible Preferred Stocks	104,160	—	—	104,160

Warrants	29,814	—	—	29,814

Short-Term Investments	—	1,027,196	—	1,027,196

Total Investments	$82,647,687	$175,876,884	$0	$258,524,571

Forward Foreign Currency Exchange Contracts	$—	$3,689	$—	$3,689

Futures Contracts	252,450	—	—	252,450

Total	$82,900,137	$175,880,573	$0	$258,780,710

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(16,616)	$—	$(16,616)

Futures Contracts	(76,285)	—	—	(76,285)

Total	$(76,285)	$(16,616)	$—	$(92,901)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2020 is not presented.

9  Risks and Uncertainties

Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this

45

Global Income Builder Portfolio

October 31, 2020

Notes to Financial Statements — continued

outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

10  Additional Information

On October 8, 2020, Morgan Stanley and Eaton Vance Corp. (“Eaton Vance”) announced that they had entered into a definitive agreement under which Morgan Stanley would acquire Eaton Vance. Under the Investment Company Act of 1940, as amended, consummation of this transaction may be deemed to result in the automatic termination of an Eaton Vance Fund’s investment advisory agreement, and, where applicable, any related sub-advisory agreement. On November 24, 2020, the Portfolio’s Board approved a new investment advisory agreement and a new sub-advisory agreement. The new investment advisory agreement and new sub-advisory agreement will be presented to Portfolio interest holders for approval, and, if approved, would take effect upon consummation of the transaction. A special joint meeting of Portfolio interest holders will be held on February 18, 2021, at which the proposed investment advisory agreement and sub-advisory agreement for the Portfolio will be submitted for approval.

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Global Income Builder Portfolio

October 31, 2020

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Global Income Builder Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Global Income Builder Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and the period from the start of business, March 28, 2016, to October 31, 2016, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and the period from the start of business, March 28, 2016, to October 31, 2016, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of October 31, 2020, by correspondence with the custodian, brokers and selling or agent banks; when replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 18, 2020

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

47

Eaton Vance

Global Income Builder Fund

October 31, 2020

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period December 1, 2018 through December 31, 2019 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

48

Eaton Vance

Global Income Builder Fund

October 31, 2020

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Global Income Builder Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 143 portfolios (with the exception of Messrs. Faust and Wennerholm and Ms. Frost who oversee 142 portfolios) in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Trust/Portfolio Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 142 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Other Directorships in the Last Five Years. Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Other Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships in the Last Five Years. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Groupon, Inc. (e-commerce provider) (since April 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020).

49

Eaton Vance

Global Income Builder Fund

October 31, 2020

Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) and 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships in the Last Five Years. None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships in the Last Five Years. None.

Keith Quinton 1958	Trustee	2018

Private investor, researcher and lecturer. Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships in the Last Five Years. Director (since 2016) and Chairman (since 2019) of New Hampshire Municipal Bond Bank.

Marcus L. Smith 1966	Trustee	2018

Private investor. Member of Posse Boston Advisory Board (foundation) (since 2015). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2018). Formerly, Director of Hagerty Holding Corp. (insurance and reinsurance) (2015-2018). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Private Investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships in the Last Five Years. None.

Name and Year of Birth	Trust/Portfolio Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Eric A. Stein 1980	President of the Trust	2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).

Edward J. Perkin 1972	President of the Portfolio	2014	Vice President and Chief Equity Investment Officer of EVM and BMR. Also Vice President of CRM.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

50

Eaton Vance

Global Income Builder Fund

October 31, 2020

Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

51

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

52

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Global Income Builder Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Eaton Vance Advisers International Ltd.

125 Old Broad Street

London, EC2N 1AR

United Kingdom

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

2634    10.31.20

Item 2.	Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3.	Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and William H. Park, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm).

Item 4.	Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2019 and October 31, 2020 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/19	10/31/20
Audit Fees	$36,173	$35,500
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$19,029	$18,319
All Other Fees(3)	$0	$0

Total	$55,202	$53,819

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2019 and October 31, 2020; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/19	10/31/20
Registrant	$19,029	$18,319
Eaton Vance(1)	$59,903	$51,800

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Income Builder Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	December 21, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 21, 2020

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	December 21, 2020